Document And Entity Information	Oct. 29, 2026
Document Information Line Items
Entity Central Index Key	0000928658
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	COVENANT LOGISTICS GROUP, INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-42192
Entity Tax Identification Number	88-0320154
Entity Address, Address Line One	400 Birmingham Hwy
Entity Address, City or Town	Chattanooga
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37419
City Area Code	423
Local Phone Number	821-1212
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	$0.01 Par Value Class A common stock
Trading Symbol	CVLG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false